FAIR VALUE MEASUREMENT -Significant Recurring Level 3 Fair Value Liability Input Sensitivity (Details) - Guarantee derivative liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Significant Recurring Level 3 Fair Value Liability Input Sensitivity
Weighted-average cumulative default rates	2.00%	2.30%
Increase by 10%	¥ 29,725	¥ 13,222
Decrease by 10%	¥ (29,725)	¥ (13,222)